Long Term Debt - Borrowing Base Credit Facility (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Credit Facilities [Line Items]
Borrowing base		$ 1,145,000
MRD [Member] | 2.0 Billion Revolving Credit Facility Due June 2019 [Member]
Credit Facilities [Line Items]
Borrowing base	668,500
MRD [Member] | 1.0 billion revolving credit facility [Member] | WildHorse Resources, LLC [Member]
Credit Facilities [Line Items]
Borrowing base		300,000
MEMP [Member] | 2.0 Billion Revolving Credit Facility Due March 2018 [Member]
Credit Facilities [Line Items]
Borrowing base	$ 1,315,000	$ 845,000